UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ramsey Asset Management
Address: 8200 Greensboro Drive, Suite 1550
         McLean, VA  22102

13F File Number:  28-10611

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Rick Eng
Title:     Chief Financial Officer
Phone:     703-269-1900

Signature, Place, and Date of Signing:

      /s/ Rick Eng     McLean, VA     October 21, 2004

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     26

Form13F Information Table Value Total:     $127,955 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AETHER SYS INC                 COM              00808V105     3179   957500 SH       SOLE                   957500
ALIGN TECHNOLOGY INC           COM              016255101     4890   320000 SH       SOLE                   320000
AMERICAN HOME MTG INVT CORP    COM              02660R107     4961   177500 SH       SOLE                   177500
AMERICREDIT CORP               COM              03060R101     7329   351000 SH       SOLE                   351000
ARGOSY GAMING CO               COM              040228108     1568    40000 SH       SOLE                    40000
CAMECO CORP                    COM              13321L108     1704    21500 SH       SOLE                    21500
CAPITAL ONE FINL CORP          COM              14040H105     5542    75000 SH       SOLE                    75000
CARNIVAL CORP                  PAIRED CTF       143658300     6810   144000 SH       SOLE                   144000
CONSOL ENERGY INC              COM              20854P109     6280   180000 SH       SOLE                   180000
DEX MEDIA INC                  COM              25212E100     1905    90000 SH       SOLE                    90000
DIGITAL IMPACT INC DEL         COM              25385G106     1059   796500 SH       SOLE                   796500
DOLLAR THRIFTY AUTOMOTIVE GP   COM              256743105     6010   247000 SH       SOLE                   247000
EMBRAER-EMPRESA BRASILEIRA D   SP ADR PFD SHS   29081M102     7920   300000 SH       SOLE                   300000
HOMEBANC CORP GA               COM              43738R109     3150   350000 SH       SOLE                   350000
LEAPFROG ENTERPRISES INC       CL A             52186N106     2774   137000 SH       SOLE                   137000
LIFE TIME FITNESS INC          COM              53217R207     2823   110000 SH       SOLE                   110000
MORTGAGEIT HLDGS INC           COM              61915Q108     4608   318900 SH       SOLE                   318900
NEW CENTURY FINANCIAL CORP     COM              64352D101     8642   143500 SH       SOLE                   143500
NVR INC                        COM              62944T105     9753    17700 SH       SOLE                    17700
PENN NATL GAMING INC           COM              707569109    10896   269700 SH       SOLE                   269700
PHELPS DODGE CORP              COM              717265102     4325    47000 SH       SOLE                    47000
PMI GROUP INC                  COM              69344M101     3165    78000 SH       SOLE                    78000
PXRE GROUP LTD                 COM              G73018106     1241    53000 SH       SOLE                    53000
QUANTA CAPITAL HLDGS LTD       SHS              G7313F106    11066  1357803 SH       SOLE                  1357803
REPUBLIC AWYS HLDGS INC        COM              760276105     1834   204000 SH       SOLE                   204000
VERITAS SOFTWARE CO            COM              923436109     4521   254000 SH       SOLE                   254000